Note 32 Eligible capital resources (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Eligible capital resources [Line Items]
Issued capital		€ 2,824	€ 2,861	€ 2,955
Share premium		19,184	19,769	20,856
Retained earnings revaluation reserves and other reserves eligible capital resources		42,507	38,251	35,056
Other equity interest		40	40	63
Treasury shares		(66)	(34)	(29)		€ (647)
Profits or losses attributable to owners of the parent		10,054	8,019	6,358
Interim dividends		(1,668)	(951)	(722)
Shareholders funds eligible capital resources		72,875	67,955	64,535
Accumulated other comprehensive income		(17,220)	(16,254)	(17,642)	[1]
Non-controlling interests		4,359	3,564	3,623	[2]
Adjusted initial balance		60,014	55,265	50,517		€ 48,748
Goodwill and other intangible assets eligible capital resources		(1,553)	(1,421)	(1,395)
Differences from solvency and accounting perimeter eligible capital resources		(185)	(137)	(123)
Equity not eligible at solvency level eligible capital resources		(185)	(137)	(123)
Other adjustments and deductions eligible capital resources	[3]	(7,476)	(7,591)	(6,262)
Common equity tier 1 CET 1 eligible capital resources		50,799	46,116	42,738
Additional tier 1 before regulatory adjustments eligible capital resources		6,023	6,033	5,193
Total regulatory adjustments to additional tier 1 eligible capital resources		0	0	0
Tier 1 eligible capital resources		56,822	52,150	47,931
Tier 2 eligible capital resources		9,858	8,182	5,930
Total capital tier 1 tier 2 eligible capital resources		66,680	60,332	53,861
Total minimum equity required eligible capital resources	[4]	€ 52,427	€ 47,455	€ 43,111

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[3]
(1) The caption “Other adjustments and deductions” include, among others, the adjustment for non-computable minority interests, the amount of repurchases of own shares up to the maximum limit authorized by the ECB to the BBVA Group and the amount of dividends pending distribution.

[4]	(2) Calculated based on total minimum capital requirements applicable in each period.